Commitments and Contingencies (Details Narrative)			1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 11, 2021 USD ($) shares	Aug. 01, 2021 USD ($) shares	Apr. 15, 2021 USD ($)	Jan. 02, 2021 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)	Mar. 11, 2022 USD ($)	Dec. 27, 2021 USD ($) $ / shares shares	Nov. 25, 2020 shares	Jan. 01, 2020 USD ($)
Commitments and Contingencies
Office Space | ft²						1,250
Product Development Facility Area | ft²						8,517
Contract Amount For Construction In Progress						$ 670,000
Outstanding Contract Amount For Construction In Progress						464,000
Monthly Salary	$ 230,000	$ 12,000	$ 250,000
Monthly Salary Equivalent To Taiwan Dollors	$ 8,214		$ 8,929
Annual Compensation In The Form Of Cash Percentage Range	10-30%		10-30%
Vesting Stock Options | shares		500,000
Bonus Of Shares | shares	10,000
Warrants Issued | shares										452,617
Non-convertible Note Issued Principal Amount								$ 800,000			$ 84,000
Converted Into Shares Of Common Stock | shares									413,368
Conversion Price Of Per Share | $ / shares									$ 0.25
Annual Salary				$ 70,000		240,000	$ 240,000
Shares Payable Quarterly Based On The Average Share Price				$ 1,000		100,000	100,000
Principal And Accrued Interest Amount									$ 103,342
Covid-19 Antigen Rapid Test Kits					$ 386,412	$ 209,468	$ 0